Other Current and Non-current Liabilities - Changes in Consolidated Other Current and Non-current Liabilities (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Balance at beginning of period	$ 28,540	$ 28,937
Business combinations	0	345
Additions or increase in estimates	27,156	41,137
Releases or decrease in estimates	(28,568)	(41,700)
Reclassifications	(378)	(1,148)
Accretion expense	(1,088)	(1,021)
Foreign currency translation	627	1,990
Balance at end of period	26,289	28,540
Current provisions	11,284	12,891
Asset retirement obligations [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	7,906
Business combinations	0
Additions or increase in estimates	1,355
Releases or decrease in estimates	(916)
Reclassifications	(22)
Accretion expense	(186)
Foreign currency translation	(124)
Balance at end of period	8,013	7,906
Current provisions	297
Environmental liability [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	991
Business combinations	0
Additions or increase in estimates	11
Releases or decrease in estimates	(4)
Reclassifications	(384)
Accretion expense	0
Foreign currency translation	(41)
Balance at end of period	573	991
Current provisions	0
Legal proceedings provision [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	1,599
Business combinations	0
Additions or increase in estimates	136
Releases or decrease in estimates	(807)
Reclassifications	0
Accretion expense	0
Foreign currency translation	(49)
Balance at end of period	879	1,599
Current provisions	0
Valuation derivative instruments [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	421
Business combinations	0
Additions or increase in estimates	275
Releases or decrease in estimates	0
Reclassifications	(96)
Accretion expense	0
Foreign currency translation	78
Balance at end of period	678	421
Current provisions	272
Other liabilities and provisions [Member]
Disclosure of other provisions [line items]
Balance at beginning of period	17,623
Business combinations	0
Additions or increase in estimates	25,379
Releases or decrease in estimates	(26,841)
Reclassifications	124
Accretion expense	(902)
Foreign currency translation	763
Balance at end of period	16,146	$ 17,623
Current provisions	$ 10,715